FT Vest Nasdaq-100 Moderate Buffer ETF - November Performance Management - FT Vest Nasdaq-100 Moderate Buffer ETF - November	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund does not have performance information available for a full calendar year.
Performance One Year or Less [Text]	The Fund does not have performance information available for a full calendar year.